Related Party Balances and Transactions	12 Months Ended
Jul. 31, 2018
Related Party Balances And Transactions
Related Party Balances and Transactions

8.	Related Party Balances and Transactions

(a)	Transactions with Key Management Personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The Company compensated key management personnel as follows:

	Year ended July 31,
	2018	2017	2016
Short-term employee benefits, including salaries and directors fees	$32,000	$39,000	$94,000

Short-term employee benefits include salaries, director’s fees and amounts paid to HDSI (note 8(b)) for services provided to the Company by certain HDSI personnel who serve as directors or officers of the Company.

(b)	Entities with Significant Influence over the Company

The Company’s management believes that HDSI, a private entity, has the power to participate in the financial or operating policies of the Company. Robert Dickinson is a director of both the Company and HDSI. Michael Lee and Trevor Thomas are officers of the Company and are employees of HDSI.

HDSI provides technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company, on an as-needed and as-requested basis from the Company. Because of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time experts. Services from HDSI are provided on a non-exclusive basis. The Company is not obligated to acquire any minimum amount of services from HDSI. The value of services received from HDSI is determined based on a charge-out rate for each employee performing the service and for the time spent by the employee. Such charge-out rates are agreed and set annually in advance.

HDSI also incurs third-party costs on behalf of the Company; such third-party costs are reimbursed by the Company to HDSI at cost without any markup and such costs include, for example, directors and officers insurance, travel, conferences, and communication services.

Transactions with HDSI parties were as follows:

	Year ended July 31,
	2018	2017	2016
HDSI: Services received based on management services agreement	$72,000	$88,000	$171,000
HDSI: Reimbursement of third party expenses paid	43,000	35,000	42,000
Total	$115,000	$123,000	$213,000

Outstanding balances were as follows:

	July 31, 2018	July 31, 2017
Balance payable to HDSI	$2,916,973	$3,297,165

In January 2016, the Company and HDSI reached a settlement agreement whereby HDSI agreed to forgive the balance due to HDSI in the net amount of $3,086,089 if the Company completes the following:

●	makes a cash payment of $180,207; and
●	issues 600,000 shares

The cash payment of $180,207 has been paid. Completion of the share portion of the settlement agreement with HDSI has been deferred and will occur at a mutually agreed date.